SHAREHOLDERS' EQUITY - Earnings per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Earnings from continuing operations	$ 273,943	$ 157,330
Loss from discontinued operations (note 29)	0	(24,904)
Net earnings	$ 273,943	$ 132,426
Weighted average basic number of common shares outstanding (in '000s) (in shares)	210,692	207,436
Basic earnings per share from continuing operations (in dollars per share)	$ 1.30	$ 0.76
Basic loss per share from discontinued operations (in dollars per share)	0.00	(0.12)
Basic earnings per share (in dollars per share)	$ 1.30	$ 0.64
Weighted average diluted number of common shares outstanding (in '000s) (in shares)	212,623	209,114
Diluted earnings per share from continuing operations (in dollars per share)	$ 1.29	$ 0.75
Diluted loss per share from discontinued operations (in dollars per share)	0.00	(0.12)
Diluted earnings per share (in dollars per share)	$ 1.29	$ 0.63
In the money shares - share option (in shares)s (in '000s)	905	972
In the money shares - RSUs and PSUs (in '000s) (in shares)	1,026	706